Segment Reporting (Details) - Schedule of segment reporting - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Business conducted by Adrie and is subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	$ 681	$ 4,283
Commission and fee income on guarantee services, net	369
Total interest and fee income	423,692	11,454
Net (loss) income from operation	(305,055)	(1,102,308)
Depreciation and amortization	(135)	(13,899)
Income tax (expenses) benefits	66,112	(277,826)
Segment (loss) profit from continuing operations	(386,275)	(1,382,116)
Segment assets	10,763,084	729,621
Business conducted by Lixin Cayman and its subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	330,107	649,587
Commission and fee income on guarantee services, net	175,965	225,560
Total interest and fee income	840,347	1,120,931
Net (loss) income from operation	(23,904)	675,651
Depreciation and amortization	(539,192)	(543,737)
Income tax (expenses) benefits	(53,044)	873,086
Segment (loss) profit from continuing operations	(74,122)	1,556,523
Segment assets	54,080,420	51,062,553
Total [Member]
Segment Reporting Information [Line Items]
Net revenues of services	330,788	653,870
Commission and fee income on guarantee services, net	176,334	225,560
Total interest and fee income	1,270,039	1,132,385
Net (loss) income from operation	(328,959)	(426,657)
Depreciation and amortization	(539,327)	(557,636)
Income tax (expenses) benefits	13,068	595,260
Segment (loss) profit from continuing operations	(460,397)	174,407
Segment assets	$ 64,843,504	$ 58,355,174